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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-002361

ING VP Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Intermediate Bond Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2008 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 25.5%
			Aerospace/Defense: 0.2%
	$5,514,000	C	United Technologies Corp., 5.375%, due 12/15/17	$5,667,521
				5,667,521
			Airlines: 0.5%
	13,910,000	C	Delta Airlines, Inc., 7.570%, due 11/18/10	13,866,601
	3,733,000		United Air Lines, Inc., 6.932%, due 09/01/11	4,330,280
				18,196,881
			Auto Manufacturers: 0.1%
	6,206,438		Ford Motor Co., 5.579%, due 11/29/13	5,101,884
				5,101,884
			Banks: 6.9%
	7,320,000	@@, C	Australia & New Zealand Banking Group Ltd., 4.963%, due 12/31/49	5,524,272
	12,895,000	C	BAC Capital Trust XIV, 5.630%, due 12/31/49	9,436,497
	337,903	@@, #	Banco Itau SA, 2.683%, due 09/20/08	331,145
	6,020,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	5,933,944
	7,845,000		Bank of America Corp., 5.750%, due 12/01/17	8,133,367
	6,659,000	C	Bank of America Corp., 8.000%, due 01/30/18	6,678,245
	2,800,000	@@, C	Bank of Ireland, 2.875%, due 12/29/49	1,736,000
	1,110,000	@@, C, L	Bank of Scotland, 5.125%, due 12/31/49	746,993
	379,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	390,903
	3,600,000	@@, C	Barclays Bank PLC, 4.000%, due 12/31/49	2,322,000
	3,395,000	@@, #, C	Barclays Bank PLC, 5.926%, due 09/29/49	2,916,261
	9,818,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	9,593,462
	1,475,000	@@, C	Barclays O/S Inv, 5.063%, due 04/11/49	892,375
	4,870,000	@@, C, L	BNP Paribas, 2.708%, due 09/29/49	3,599,334
	9,751,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	8,157,570
	2,568,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	2,374,226
	2,230,000	@@, C	Den Norske Bank ASA, 3.375%, due 11/29/49	1,639,050
	6,186,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	5,481,922
	4,580,000		Fifth Third Bancorp., 8.250%, due 03/01/38	4,679,986
	2,000	C	Fleet Capital Trust II, 7.920%, due 12/11/26	2,069
	2,966,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	2,548,363
	8,370,000	@@, C	Hongkong & Shanghai Banking Corp., Ltd., 3.500%, due 07/29/49	5,524,200
	9,590,000	@@, C	HSBC Bank PLC, 4.913%, due 06/29/49	5,945,800
	5,300,000	@@, C	HSBC Bank PLC, 5.000%, due 06/29/49	3,418,500
	5,490,000	@@, C	Lloyds TSB Bank PLC, 3.110%, due 08/29/49	3,595,950
	5,490,000	@@, C	Lloyds TSB Bank PLC, 3.250%, due 11/29/49	3,595,950
	6,810,000	@@, C, L	Lloyds TSB Bank PLC, 5.125%, due 12/31/49	4,324,350
	2,819,000	@@, #, C	Lloyds TSB Group PLC, 6.267%, due 11/13/49	2,165,452
	6,355,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 01/29/49	6,333,075
	20,734,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	20,734,000
	1,140,000	@@, C, L	National Westminster Bank PLC, 3.250%, due 08/29/49	780,933
	710,000	@@, C, L	National Westminster Bank PLC, 3.313%, due 11/29/49	449,963
	5,200,000	#, C	PNC Preferred Funding Trust I, 8.700%, due 02/19/49	5,226,000
	4,649,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	3,995,816
	4,530,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	3,768,670
	4,285,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	3,524,314
	6,747,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	5,615,359
	11,010,000	@@, C, L	Royal Bank of Scotland Group PLC, 4.938%, due 12/29/49	7,101,450
	2,570,000	@@, C	Societe Generale, 4.981%, due 11/29/49	1,875,663
	7,140,000	@@, C	Standard Chartered PLC, 3.875%, due 07/29/49	4,212,600
	1,150,000	@@, C, L	Standard Chartered PLC, 3.963%, due 01/29/49	695,750
	3,240,000	@@, C, L	Standard Chartered PLC, 5.088%, due 12/29/49	1,960,200
	11,480,000	@@, C, L	Standard Chartered PLC, 5.125%, due 11/29/49	6,773,200
	1,700,000	@@, #, C	Standard Chartered PLC, 6.409%, due 12/31/49	1,398,877
	1,500,000	@@, #, C	Standard Chartered PLC, 7.014%, due 07/30/49	1,309,571
	4,202,000	C	State Street Capital Trust III, 8.250%, due 12/29/49	4,235,238
	6,705,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	6,798,870
	6,133,000		SunTrust Bank, 7.250%, due 03/15/18	6,283,142
	2,989,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	2,216,941
	3,032,000	C	USB Capital IX, 6.189%, due 03/29/49	2,252,697
	4,260,000		Wachovia Bank NA, 6.600%, due 01/15/38	3,959,240
	6,228,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	4,440,203
	8,188,000		Wells Fargo & Co., 4.375%, due 01/31/13	8,154,839
	10,614,000		Wells Fargo & Co., 5.625%, due 12/11/17	10,876,834
	3,150,000	@@, C	Westpac Banking Corp., 2.806%, due 09/30/49	2,410,330
	2,498,000	@@, #, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	2,218,594
				241,290,555
			Beverages: 0.3%
BRL	7,664,000	@@, #	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	3,767,140
	$2,974,000	C	Anheuser-Busch Cos., Inc., 5.500%, due 01/15/18	3,079,268
	4,208,000		PepsiCo, Inc., 4.650%, due 02/15/13	4,360,119
				11,206,527
			Chemicals: 0.5%
	4,619,000	C	PPG Industries, Inc., 7.700%, due 03/15/38	5,018,802
	1,410,000	Z	Stauffer Chemical, 3.200%, due 04/15/10	1,322,171
	2,970,000	Z	Stauffer Chemical, 6.670%, due 04/15/17	1,843,123
	2,420,000	Z	Stauffer Chemical, 6.940%, due 04/15/18	1,417,588

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Chemicals (continued)
$7,254,000		Union Carbide Corp., 7.750%, due 10/01/96	$6,663,807
			16,265,491
		Commercial Services: 0.3%
9,767,000	C	Block Financial, LLC, 7.875%, due 01/15/13	10,498,773
			10,498,773
		Diversified Financial Services: 6.7%
16,520,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	15,518,458
1,006,000	@@, #, C, I	Alpine III, 3.620%, due 08/16/14	1,009,560
1,006,000	@@, #, I	Alpine III, 4.020%, due 08/16/14	1,010,053
1,507,000	@@, #, I	Alpine III, 5.820%, due 08/16/14	1,519,030
2,576,000	@@, #, I	Alpine III, 9.070%, due 08/16/14	2,637,912
5,154,000		American Express Co., 7.000%, due 03/19/18	5,420,493
3,605,000		American Express Co., 8.150%, due 03/19/38	4,007,012
4,500,000		American General Finance Corp., 6.900%, due 12/15/17	4,405,379
17,659,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	18,277,065
5,159,000		Caterpillar Financial Services Corp., 4.850%, due 12/07/12	5,281,758
4,170,000		Caterpillar Financial Services Corp., 5.450%, due 04/15/18	4,250,343
1,740,000		CIT Group, Inc., 2.999%, due 12/21/12	1,229,150
5,226,000		CIT Group, Inc., 3.021%, due 03/12/10	4,196,839
12,800,000		CIT Group, Inc., 3.320%, due 02/13/12	9,357,709
6,246,000		Citigroup, Inc., 6.125%, due 11/21/17	6,248,011
8,092,000	C	Citigroup, Inc., 8.300%, due 12/21/57	7,995,349
4,546,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	4,744,647
5,861,000		Countrywide Financial Corp., 5.800%, due 06/07/12	5,314,767
6,814,000	@@	Eksportfinans A/S, 5.125%, due 10/26/11	7,272,950
2,890,000	@@, C	Financiere CSFB NV, 2.875%, due 03/29/49	2,140,377
3,669,000		Ford Motor Credit Co., 5.460%, due 01/13/12	2,716,318
7,223,000		Ford Motor Credit Co., 7.160%, due 04/15/12	6,788,768
8,272,000		Ford Motor Credit Co., 8.000%, due 12/15/16	6,484,677
5,794,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	6,046,329
7,194,000		General Electric Capital Corp., 5.875%, due 01/14/38	6,957,828
5,944,000	C	Goldman Sachs Group, Inc., 5.793%, due 12/31/49	3,962,627
4,369,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	4,548,378
7,659,000		John Deere Capital Corp., 4.950%, due 12/17/12	7,941,923
9,547,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	9,974,238
6,391,000	C	Lehman Brothers Holdings Capital Trust VIII, 3.915%, due 05/29/49	3,789,320
8,668,000	#, C	Mangrove Bay Pass-through Trust, 6.102%, due 07/15/33	6,399,914
6,907,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	7,132,147
5,230,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	4,268,402
2,560,000	@@, C	Paribas, 2.750%, due 12/31/49	1,981,245
968,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	964,452
4,769,142	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	4,959,908
9,153,478	#, C	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	8,421,199
7,471,675	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	7,060,733
777,056	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	813,797
9,082,000	@@, #	TNK-BP Finance SA, 7.500%, due 07/18/16	8,457,613
30,042,106	#, Z	Toll Road Investors Partnership II LP, 15.080%, due 02/15/45	4,521,517
2,981,000	#, C	Twin Reefs Pass-through Trust, 3.722%, due 12/10/49	301,826
6,653,000	@@, C, L	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	6,675,540
2,105,000	#, C	Wachovia Capital Trust V, 7.965%, due 06/01/27	2,126,764
			235,132,325
		Electric: 1.2%
12,447,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	12,820,410
1,542,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	1,814,465
1,271,371	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	1,362,313
5,310,000	C	Nevada Power Co., 5.950%, due 03/15/16	5,244,220
3,310,000	C	Nevada Power Co., 6.750%, due 07/01/37	3,190,774
8,873,000	C	NorthWestern Corp., 5.875%, due 11/01/14	8,954,286
5,053,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	5,182,847
3,936,000	#	White Pine Hydro Portfolio, LLC, 7.260%, due 07/20/15	4,041,642
			42,610,957
		Energy - Alternate Sources: 0.4%
4,000,000		Greater Ohio Ethanol, LLC, 8.330%, due 12/31/13	3,730,000
4,900,000		Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	4,324,250
2,455,000	#	White Pine Hydro Portfolio, LLC, 6.960%, due 07/10/37	2,116,740
3,837,000	#	White Pine Hydro, LLC, 6.310%, due 07/10/17	3,769,373
			13,940,363
		Food: 0.3%
6,228,000		Kraft Foods, Inc., 6.125%, due 02/01/18	6,235,442
3,862,000		Kraft Foods, Inc., 6.875%, due 02/01/38	3,812,478
			10,047,920
		Forest Products & Paper: 0.2%
3,480,000	@@	Abitibi-Consolidated, Inc., 7.500%, due 04/01/28	1,522,500
8,436,000	@@, C	Abitibi-Consolidated, Inc., 8.500%, due 08/01/29	3,880,560
6,404,000	@@, C	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	2,913,820
			8,316,880
		Gas: 0.6%
7,368,000	@@, #, C	Nakilat, Inc., 6.067%, due 12/31/33	6,716,065
771,000	#, C	Nakilat, Inc., 6.267%, due 12/31/33	689,793
16,171,000	C	Southern Union Co., 7.200%, due 11/01/66	13,664,495
			21,070,353
		Healthcare - Products: 0.2%
5,570,000	C	Baxter International, Inc., 6.250%, due 12/01/37	5,718,296
			5,718,296

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Healthcare - Services: 0.2%
$6,452,000	C	UnitedHealth Group, Inc., 6.875%, due 02/15/38	$6,183,545
			6,183,545
		Home Builders: 0.1%
6,493,000	C	Beazer Homes USA, Inc., 8.125%, due 06/15/16	4,821,053
			4,821,053
		Insurance: 1.2%
9,566,000	@@, C	Aegon NV, 4.249%, due 12/31/49	5,739,600
8,012,000		American International Group, Inc., 5.850%, due 01/16/18	7,876,958
313,000	#, C	MBIA Insurance Corp., 14.000%, due 01/15/33	307,068
5,776,000	#, C	Metlife Capital Trust IV, 7.875%, due 12/15/37	5,266,268
1,741,000	#, C	North Front Pass-through Trust, 5.810%, due 12/15/24	1,721,375
11,389,000	C	Progressive Corp., 6.700%, due 06/15/37	10,160,002
3,951,000		Prudential Financial, Inc., 6.000%, due 12/01/17	3,989,495
4,284,000		Prudential Financial, Inc., 6.625%, due 12/01/37	4,245,067
15,654,000	@@, C	Security Capital Assurance Ltd., 6.880%, due 06/30/49	782,857
2,275,000	@@, C	XL Capital, Ltd., 6.500%, due 12/15/49	1,707,883
			41,796,573
		Media: 0.2%
3,351,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	2,923,748
3,970,000	#, C	News America, Inc., 6.650%, due 11/15/37	4,016,683
			6,940,431
		Miscellaneous Manufacturing: 0.5%
8,538,000		General Electric Co., 5.250%, due 12/06/17	8,542,243
9,943,000	C	Honeywell International, Inc., 5.300%, due 03/01/18	10,208,568
			18,750,811
		Multi - National: 0.1%
4,459,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	4,289,594
			4,289,594
		Oil & Gas: 0.7%
2,475,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	2,415,075
1,588,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	1,717,965
4,608,000	@@, #	Pemex Project Funding Master Trust, 4.100%, due 06/15/10	4,594,176
7,318,000	@@, C	Transocean, Inc., 6.000%, due 03/15/18	7,541,536
6,406,000	@@, C	Transocean, Inc., 6.800%, due 03/15/38	6,565,253
			22,834,005
		Pipelines: 0.6%
5,144,000	#, C	NGPL PipeCo, LLC, 7.119%, due 12/15/17	5,330,460
4,342,000	#, C	NGPL PipeCo, LLC, 7.768%, due 12/15/37	4,474,770
1,893,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	2,020,778
4,064,000	C	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	3,990,555
2,316,000	@@, C	Trans - Canada Pipelines, 6.200%, due 10/15/37	2,240,522
2,894,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	2,984,438
			21,041,523
		Real Estate: 0.7%
2,828,000	C	iStar Financial, Inc., 5.150%, due 03/01/12	2,094,454
1,272,000	C	iStar Financial, Inc., 5.500%, due 06/15/12	942,104
2,458,000	C	iStar Financial, Inc., 5.850%, due 03/15/17	1,698,687
1,027,000	C	Liberty Property LP, 6.375%, due 08/15/12	1,027,287
3,533,000	C	Liberty Property LP, 7.750%, due 04/15/09	3,621,463
975,000	C	Rouse Co., 7.200%, due 09/15/12	894,745
14,834,000	#, C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13	12,857,696
			23,136,436
		Retail: 1.5%
3,322,000	C	Darden Restaurants, Inc., 5.625%, due 10/15/12	3,306,204
7,496,000	C	Darden Restaurants, Inc., 6.200%, due 10/15/17	7,309,312
5,027,000	@@, #, C	Marks & Spencer PLC, 7.125%, due 12/01/37	4,880,301
10,182,000	C	McDonald’s Corp., 5.350%, due 03/01/18	10,326,126
2,481,000	C	McDonald’s Corp., 5.800%, due 10/15/17	2,609,826
7,569,000	C	McDonald’s Corp., 6.300%, due 03/01/38	7,770,161
2,770,000	C	Nordstrom, Inc., 6.250%, due 01/15/18	2,762,316
2,107,000	C	Nordstrom, Inc., 7.000%, due 01/15/38	2,092,009
10,423,000	C	Target Corp., 6.500%, due 10/15/37	10,110,341
783,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	824,923
			51,991,519
		Savings & Loans: 0.0%
200,000	#, C	Washington Mutual IV, 9.750%, due 10/29/49	153,216
3,000,000	#, C	Washington Mutual Preferred Funding Delaware, 6.534%, due 03/15/11	1,584,078
			1,737,294
		Telecommunications: 0.9%
4,219,000	C	AT&T, Inc., 5.500%, due 02/01/18	4,138,725
9,173,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	9,032,699
562,000	C	Embarq Corp., 7.995%, due 06/01/36	514,599
4,648,000	@@, C	Rogers Wireless, Inc., 7.250%, due 12/15/12	4,981,731
9,687,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	7,233,825
5,779,000	C	Verizon Communications, Inc., 5.500%, due 02/15/18	5,639,102
719,000	C	Verizon Communications, Inc., 6.400%, due 02/15/38	702,287
			32,242,968
		Transportation: 0.3%
3,289,000	C	CSX Corp., 6.250%, due 04/01/15	3,339,930
5,874,000	C	CSX Corp., 7.450%, due 04/01/38	6,049,627
			9,389,557
		Water: 0.1%
3,313,000	#, C	American Water Capital Corp., 6.085%, due 10/15/17	3,453,981

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Water (continued)
$1,622,000	#, C	American Water Capital Corp., 6.593%, due 10/15/37	$1,629,954
			5,083,935
		Total Corporate Bonds/Notes
		(Cost $961,321,437)	895,303,970
U.S. GOVERNMENT AGENCY OBLIGATIONS: 26.9%
		Federal Home Loan Mortgage Corporation: 11.1%
18,159,807	C, S	3.168%, due 05/15/33	18,090,414
4,428,123	C, S	3.468%, due 04/15/32	4,359,109
8,857,000	L	3.500%, due 05/29/13	8,926,173
1,992,698	C, S	4.500%, due 12/15/16	2,021,940
7,753,000	C, S	4.500%, due 02/15/20	7,637,172
11,456,000	C	5.000%, due 12/11/12	11,517,954
8,242,856	C, S	5.000%, due 08/15/16	8,450,074
9,490,000	C, S	5.000%, due 12/15/17	9,835,159
1,713,000	C, S	5.000%, due 05/15/20	1,736,634
5,650,694	C, S	5.000%, due 08/15/21	5,785,130
7,892,000	C, S	5.000%, due 04/15/23	7,859,118
6,144,721	C, S	5.000%, due 09/15/31	6,103,022
2,333,000	C, S	5.000%, due 02/15/32	2,319,098
13,835,220	C, S	5.000%, due 03/15/32	13,723,823
6,270,000	C, S	5.000%, due 04/15/32	6,327,431
7,628,000	C, S	5.000%, due 08/15/32	7,571,154
11,091,000	C, S	5.000%, due 12/15/32	10,982,289
5,603,293	C, S	5.000%, due 02/15/35	5,667,966
1,202,891	S	5.001%, due 04/01/35	1,195,151
15,675,000	C	5.250%, due 03/15/12	15,861,015
21,789,909	C, S	5.500%, due 08/15/20	21,983,427
3,905,000	C, S	5.500%, due 12/15/20	4,033,799
12,728,922	C, S	5.500%, due 11/15/22	13,226,913
11,485,000	C, S	5.500%, due 09/15/32	11,735,027
2,342,000	C, S	5.500%, due 10/15/32	2,416,811
2,082,000	C, S	5.500%, due 11/15/32	2,140,043
32,725,000	W	5.500%, due 04/01/33	33,047,145
1,100,000	C, S	5.500%, due 04/15/33	1,123,880
2,511,000	C, S	5.500%, due 06/15/33	2,605,026
6,856,000	C, S	5.500%, due 07/15/33	6,989,618
2,368,928	S	5.500%, due 06/01/36	2,365,518
15,375,115	C, S	6.000%, due 01/15/29	15,932,708
58,204,000	W	6.000%, due 04/01/34	59,686,398
15,005,548	S	6.000%, due 02/01/36	15,473,931
37,559,000	W	6.500%, due 04/15/34	38,961,603
1,251,862	S	7.000%, due 09/01/26	1,316,543
482,654	S	7.500%, due 11/01/28	523,793
			389,532,009
		Federal National Mortgage Association: 15.7%
2,438,243	S	2.849%, due 07/25/36	2,363,624
424,615	S	2.949%, due 08/25/33	409,119
12,847,000	L	3.250%, due 04/09/13	12,846,024
4,131,000	W	4.500%, due 04/01/18	4,109,056
1,259,970	S	4.929%, due 04/01/35	1,278,847
38,575,000	W	5.000%, due 04/15/21	38,942,658
5,329,580	S	5.000%, due 02/25/29	5,402,361
4,272,595	S	5.000%, due 01/01/36	4,167,609
3,385,387	S	5.000%, due 04/01/36	3,302,202
125,144,000		5.000%, due 04/01/37	123,873,038
4,640,114	S	5.000%, due 05/01/37	4,526,097
29,805,658	S	5.000%, due 08/01/37	29,073,275
1,430,846	S	5.037%, due 07/01/35	1,428,415
982,739	S	5.224%, due 08/01/35	985,307
18,887	S	5.500%, due 11/01/16	19,390
92,455	S	5.500%, due 12/01/16	94,914
15,181	S	5.500%, due 04/01/17	15,585
34,571	S	5.500%, due 02/01/18	35,489
9,477	S	5.500%, due 06/01/18	9,724
57,210	S	5.500%, due 10/01/18	58,730
3,720,000	S	5.500%, due 05/25/30	3,788,730
10,162,848	S	5.500%, due 01/25/36	10,108,669
12,755,630	S	5.500%, due 12/25/36	12,754,220
10,222,164	S	5.500%, due 02/25/37	10,457,010
26,982,000		5.500%, due 04/01/38	26,906,114
109,394,000	W	5.500%, due 04/01/38	110,436,634
115,502	S	6.000%, due 06/01/16	119,238
14,912	S	6.000%, due 08/01/16	15,394
232,164	S	6.000%, due 10/01/16	239,674
264,232	S	6.000%, due 01/01/17	272,769
115,714	S	6.000%, due 02/01/17	119,450
546,114	S	6.000%, due 04/01/17	563,750
383,892	S	6.000%, due 05/01/17	396,289
164,081	S	6.000%, due 06/01/17	169,379
279,923	S	6.000%, due 07/01/17	288,962
480,199	S	6.000%, due 08/01/17	495,735
1,451,677	S	6.000%, due 09/01/17	1,498,554
6,628	S	6.000%, due 10/01/17	6,843

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$341,562	S	6.000%, due 11/01/17	$352,610
8,089	S	6.000%, due 02/01/18	8,350
327,447	S	6.000%, due 04/01/18	337,305
62,286	S	6.000%, due 09/01/18	64,190
122,260	S	6.000%, due 11/01/18	125,997
141,184	S	6.000%, due 12/01/18	145,751
8,071,978	S	6.000%, due 07/25/29	8,369,897
4,246,514	S	6.000%, due 04/25/31	4,426,063
108,067,000		6.000%, due 04/01/34	110,717,992
7,111,843	S	6.000%, due 01/01/38	7,292,695
189,603	S	6.500%, due 01/01/32	197,882
129,539	S	6.500%, due 09/01/32	135,060
384,791	S	6.500%, due 10/01/32	401,190
13,468	S	7.000%, due 08/01/25	14,340
4,213	S	7.000%, due 11/01/25	4,485
48,624	S	7.000%, due 12/01/25	51,772
86,575	S	7.000%, due 02/01/26	92,181
186,125	S	7.000%, due 03/01/26	198,192
79,362	S	7.000%, due 01/01/30	84,529
2,452,872	S	7.000%, due 06/01/31	2,612,422
11,040	S	7.500%, due 11/01/29	11,941
56,355	S	7.500%, due 10/01/30	60,851
103,724	S	7.500%, due 11/01/30	111,999
1,416,004	C, S	7.500%, due 01/25/48	1,487,156
225,668	S	10.000%, due 02/25/19	256,182
			549,139,910
		Government National Mortgage Association: 0.1%
61,873	S	5.125%, due 12/20/29	62,280
93,101	S	6.375%, due 04/20/28	95,158
2,249,902	S	6.500%, due 10/15/31	2,351,745
383,161	S	7.000%, due 04/15/26	410,510
155,528	S	7.000%, due 05/15/32	166,152
24,310	S	7.500%, due 04/15/22	26,205
6,097	S	7.500%, due 05/15/22	6,572
3,562	S	7.500%, due 06/15/22	3,840
1,147		7.500%, due 06/15/22	1,236
1,356		7.500%, due 08/15/22	1,462
5,168	S	7.500%, due 06/15/24	5,575
3,586	S	7.500%, due 01/15/26	3,871
2,006	S	7.500%, due 07/15/26	2,166
28,936	S	7.500%, due 03/15/29	31,200
33,116	S	7.500%, due 04/15/29	35,708
81,195	S	7.500%, due 08/15/29	87,551
9,713	S	7.500%, due 09/15/29	10,473
20,974	S	7.500%, due 10/15/29	22,616
37,102	S	7.500%, due 12/15/29	40,011
7,378	S	7.500%, due 01/15/30	7,952
61,070	S	7.500%, due 02/15/30	65,819
668		7.500%, due 02/15/30	720
43,150	S	7.500%, due 05/15/30	46,506
17,740	S	7.500%, due 06/15/30	19,119
15,871	S	7.500%, due 07/15/30	17,105
473		7.500%, due 08/15/30	510
41,734	S	7.500%, due 08/15/30	44,980
135		7.500%, due 08/15/30	145
10,960	S	7.500%, due 10/15/30	11,812
2,920		7.500%, due 11/15/30	3,137
1,701		7.500%, due 01/15/31	1,832
1,459	S	7.500%, due 02/15/31	1,572
646		7.500%, due 02/15/31	696
20,960	S	7.500%, due 02/15/31	22,581
548		7.500%, due 02/15/31	591
17,509	S	7.500%, due 03/15/31	18,863
8,880	S	7.500%, due 04/15/31	9,566
1,580	S	7.500%, due 09/15/31	1,702
356,784	S	7.500%, due 12/15/31	384,504
54,567	S	7.500%, due 01/15/32	58,815
63,956	S	7.500%, due 03/15/32	68,904
977		7.500%, due 04/15/32	1,051
36,200	S	7.500%, due 05/15/32	38,954
962		7.500%, due 06/15/32	1,035
91,025	S	7.500%, due 06/15/32	97,950
			4,290,752
		Total U.S. Government Agency Obligations
		(Cost $926,756,111)	942,962,671
U.S. TREASURY OBLIGATIONS: 12.7%
		U.S. Treasury Bonds: 2.1%
38,579,000	L	3.500%, due 02/15/18	38,814,100
71,000	L	4.750%, due 02/15/37	76,386
31,189,000	L	5.000%, due 05/15/37	34,900,023
			73,790,509
		U.S. Treasury Notes: 10.1%
1,212,000		1.750%, due 03/31/10	1,214,651

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		U.S. Treasury Notes (continued)
$146,362,000	L	2.000%, due 02/28/10	$147,425,466
202,864,000	L	2.500%, due 03/31/13	203,228,547
370,000	L	2.750%, due 02/28/13	375,203
2,000	L	3.125%, due 11/30/09	2,049
			352,245,916
		Treasury Inflation Indexed Protected Securities: 0.5%
17,573,000		1.750%, due 01/15/28	17,557,849
			17,557,849
		Total U.S. Treasury Obligations
		(Cost $442,327,187)	443,594,274
ASSET-BACKED SECURITIES: 1.8%
		Automobile Asset-Backed Securities: 0.0%
57,666	C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	57,668
			57,668
		Credit Card Asset-Backed Securities: 0.1%
4,167,000	C, S	Citibank Credit Card Issuance Trust, 5.650%, due 09/20/19	4,119,471
			4,119,471
		Home Equity Asset-Backed Securities: 0.8%
10,593,000	C, S	GSAA Trust, 5.242%, due 06/25/34	10,472,454
3,328,000	#, C, S	Irwin Home Equity, 5.960%, due 08/25/37	2,647,840
350,262	C, S	Merrill Lynch Mortgage Investors, Inc., 2.959%, due 07/25/34	300,968
9,285,000	C, S	Morgan Stanley Mortgage Loan Trust, 5.858%, due 01/25/47	7,870,511
234,542	C, S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	234,255
172,863	C, S	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	172,305
3,393,000	C, S	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	2,966,020
4,000,000	C, S	Specialty Underwriting & Residential Finance, 2.799%, due 12/25/36	3,666,816
1,305,472	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	1,257,425
500,000	C, S	Wells Fargo Home Equity Trust, 4.430%, due 05/25/34	482,032
			30,070,626
		Other Asset-Backed Securities: 0.9%
274,483	C, S	Amortizing Residential Collateral Trust, 2.849%, due 05/25/32	222,803
817,544	C, S	Bear Stearns Asset-Backed Securities, Inc., 2.999%, due 07/25/36	363,626
671,184	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.899%, due 07/25/33	649,981
1,590	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	1,571
6,668,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	6,563,993
4,266,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	4,122,727
3,360,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	2,909,024
2,876,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	2,148,461
3,218,304	C, S	Equity One, Inc., 5.050%, due 09/25/33	3,051,517
589,438	C, S	Fannie Mae, 2.739%, due 04/25/35	573,906
2,306,827	C, S	First Horizon Asset Back Trust, 2.729%, due 09/25/29	1,921,200
6,265,000	#, C, S	Hudson Mezzanine Funding, 3.685%, due 06/12/42	46,988
2,963,085	C, S	Lehman XS Trust, 2.879%, due 08/25/35	2,099,273
1,090,368	C, S	Merrill Lynch Mortgage Investors, Inc., 2.779%, due 09/25/36	758,759
1,700,272	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	1,637,868
843	C	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	825
64,142	C, S	Residential Asset Mortgage Products, Inc., 3.219%, due 06/25/33	62,710
3,117,082	C, S	Structured Asset Securities Corp., 4.910%, due 06/25/33	3,184,716
370,619	C, S	Structured Asset Securities Corp., 6.000%, due 03/25/34	369,988
			30,689,936
		Total Asset-Backed Securities
		(Cost $77,739,094)	64,937,701
COLLATERALIZED MORTGAGE OBLIGATIONS: 23.9%
779,693	C, S	American Home Mortgage Assets, 5.116%, due 02/25/47	505,766
9,616,014	C, S	American Home Mortgage Assets, 5.246%, due 11/25/46	7,666,420
4,589,574	C, S	American Home Mortgage Assets, 5.326%, due 09/25/46	2,529,369
4,865,674	C, S	American Home Mortgage Investment Trust, 2.889%, due 11/25/45	3,827,299
7,071,649	#	Astoria Depositor Corp., 7.902%, due 05/01/21	7,142,365
10,020,529	C, S	Banc of America Alternative Loan Trust, 6.282%, due 11/25/21	9,504,754
8,012,443	C, S	Banc of America Alternative Loan Trust, 6.487%, due 04/25/37	7,813,932
138,108,722	C, S,^	Banc of America Commercial Mortgage, Inc., 0.291%, due 01/15/49	2,522,818
781,000	C, S	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	770,688
385,000	C, S	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	371,706
3,941,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	3,822,180
7,289,217	C, S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	7,217,692
2,735,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	2,703,167
3,796,189	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	3,772,476
4,150,000	C, S	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	4,039,044
3,295,000	C, S	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	2,369,609
970,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	989,115
6,199,230	C, S	Banc of America Funding Corp., 2.746%, due 05/20/47	4,287,923
7,492,523	C, S	Banc of America Funding Corp., 2.746%, due 06/20/47	5,305,507
11,178,455	C, S	Banc of America Funding Corp., 5.260%, due 09/20/35	10,474,198
19,149,790	C, S	Banc of America Funding Corp., 5.653%, due 06/20/37	17,610,768
5,225,933	C, S	Banc of America Funding Corp., 5.750%, due 09/20/34	4,879,646
5,157,861	C, S	Banc of America Funding Corp., 5.841%, due 05/20/36	4,676,762
3,594,233	C, S	Banc of America Funding Corp., 7.000%, due 10/25/37	3,331,545
5,398,565	C, S	Banc of America Mortgage Securities, Inc., 5.176%, due 09/25/35	4,841,157
1,905,617	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	1,845,842
2,087,552	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	1,925,877

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,884,929	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	$3,834,718
1,363,750	C, S	Bear Stearns Alternative-A Trust, 2.919%, due 07/25/34	1,189,195
394,726	C, S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	389,416
1,206,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.565%, due 07/11/42	1,172,515
5,802,000	S	Bear Stearns Commercial Mortgage Securities, 5.660%, due 09/11/41	4,265,062
3,221,000	C, S	Bear Stearns Commercial Mortgage Securities, 7.780%, due 02/15/32	3,332,811
546,232	C, S	Capco America Securitization Corp., 6.260%, due 10/15/30	547,354
279,000	C, S	Capco America Securitization Corp., 6.460%, due 10/15/30	280,309
5,723,608	C, S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	5,859,543
10,735,897	C, S	Chase Mortgage Finance Corp., 5.409%, due 12/25/35	10,832,439
6,739,130	C, S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	6,628,558
9,232,949	C, S	Chaseflex Trust, 6.500%, due 02/25/37	8,758,519
3,993,382	C, S	Citigroup Mortgage Loan Trust, Inc., 5.611%, due 04/25/37	3,897,416
5,964,207	C, S	Citigroup Mortgage Loan Trust, Inc., 5.937%, due 06/25/36	5,405,012
10,990,034	C, S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	10,534,951
23,052,469	C, S	Citigroup Mortgage Loan Trust, Inc., 6.058%, due 08/25/36	20,945,224
2,270,956	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	2,247,468
819,000	C, S	Commercial Mortgage Pass-through Certificates, 3.600%, due 03/10/39	809,899
2,405,839	C, S	Countrywide Alternative Loan Trust, 2.839%, due 11/25/46	1,533,234
247,834	C, S	Countrywide Alternative Loan Trust, 2.899%, due 02/25/35	229,092
2,416,991	C, S	Countrywide Alternative Loan Trust, 3.299%, due 09/25/36	2,416,688
7,459,670	C, S	Countrywide Alternative Loan Trust, 5.206%, due 11/25/46	4,662,294
12,007,032	C, S	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	9,866,774
1,635,949	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	1,499,912
4,027,437	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	3,505,613
19,878,382	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.750%, due 07/25/37	19,611,566
1,577,295	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	1,508,820
1,043,245	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	1,004,876
2,328,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	2,278,142
1,433,714	C, S	Credit Suisse First Boston Mortgage Securities Corp., 5.000%, due 08/25/20	1,353,743
4,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.565%, due 04/15/62	4,204
3,689,944	C, S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	3,333,166
14,515	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	14,545
59,228	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	60,362
11,351,070	C, S	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	10,117,325
3,972,548	C, S	First Horizon Asset Securities, Inc., 5.500%, due 12/25/35	3,909,134
3,400,000	C, S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	3,502,813
131,184,990	C, S, ^	GE Capital Commercial Mortgage Corp., 0.503%, due 06/10/48	1,876,995
1,144,057	C, S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	1,133,762
793,000	C, S	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	780,299
301,000	C, S	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	295,229
925,192	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	930,959
3,212,825	C, S	GMAC Mortgage Corp. Loan Trust, 4.581%, due 10/19/33	2,933,194
7,905,690	C, S	GMAC Mortgage Corp. Loan Trust, 5.256%, due 03/18/35	7,600,658
4,701,726	C, S	GMAC Mortgage Corp. Loan Trust, 5.461%, due 11/19/35	4,250,965
109,260,612	#, C, S, ^	Greenwich Capital Commercial Funding Corp., 0.323%, due 03/10/39	2,067,298
6,606,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	6,571,238
3,280,000	C, S	Greenwich Capital Commercial Funding Corp., 5.534%, due 03/10/39	2,301,286
1,660,000	C, S	Greenwich Capital Commercial Funding Corp., 5.554%, due 03/10/39	1,131,045
1,325,000	C, S	Greenwich Capital Commercial Funding Corp., 5.613%, due 03/10/39	818,557
4,390,000	C, S	GS Mortgage Securities Corp. II, 5.627%, due 04/10/38	3,046,649
1,164,770	#, C, S	GSMPS Mortgage Loan Trust, 2.949%, due 01/25/35	873,198
2,900,599	C, S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	2,736,318
7,579,868	C, S	GSR Mortgage Loan Trust, 6.500%, due 10/25/36	7,675,463
1,065,009	C, S	Harborview Mortgage Loan Trust, 2.909%, due 01/19/35	932,768
737,298	C, S	Homebanc Mortgage Trust, 3.459%, due 08/25/29	698,343
15,000,000	C, S	JPMorgan Alternative Loan Trust, 2.769%, due 08/25/36	13,992,990
1,079,507	C, S	JPMorgan Alternative Loan Trust, 5.508%, due 01/25/36	929,890
369,168,553	C, S, ^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.046%, due 01/12/43	426,722
575,073	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	564,962
3,890,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	3,830,343
4,380,786	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	4,272,352
1,402,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, due
		03/15/46	1,362,682
978,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.455%, due
		05/15/47	768,718
1,951,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	1,447,167
603,948	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	608,006
4,589,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	4,671,190
4,005,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	4,019,184
26,559,362	C, S	JPMorgan Mortgage Trust, 5.404%, due 11/25/35	23,955,527
28,065,227	C, S, ^	LB-UBS Commercial Mortgage Trust, 0.485%, due 02/15/40	776,402
1,794,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	1,765,555
6,291,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	6,207,243
499,000	C, S	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	491,348
1,707,000	C, S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	1,650,644
2,276,000	C, S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	2,264,851
2,511,579	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	2,495,479
1,066,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	837,143
2,050,000	C, S	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	2,037,232
2,416,000	C, S	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	2,361,430
3,322,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	3,302,638
4,256,000	C, S	LB-UBS Commercial Mortgage Trust, 5.287%, due 04/15/40	3,196,342
6,517,000	C, S	LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40	6,434,730
2,358,000	C, S	LB-UBS Commercial Mortgage Trust, 5.516%, due 11/15/38	1,519,595
1,693,000	C, S	LB-UBS Commercial Mortgage Trust, 5.533%, due 02/15/40	1,155,962

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,386,000	C, S	LB-UBS Commercial Mortgage Trust, 5.563%, due 02/15/40	$2,248,097
15,233,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	15,621,335
11,457,518	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	11,898,803
3,752,000	C, S	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	3,403,899
157,953	C, S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	159,303
756,917	C, S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	762,787
83,495,729	#, C, S, ^	Merrill Lynch Mortgage Trust, 0.177%, due 11/12/35	411,033
104,513,679	S, ^	Merrill Lynch Mortgage Trust, 0.212%, due 10/12/41	1,765,706
2,725,000	C, S	Merrill Lynch Mortgage Trust, 4.892%, due 02/12/42	2,664,359
19,351,131	C, S, ^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.544%, due 08/12/48	621,841
1,445,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.479%, due 08/12/48	977,850
1,617,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.509%, due 08/12/48	1,063,775
1,069,437	C, S	MLCC Mortgage Investors, Inc., 2.829%, due 04/25/29	979,912
470,692	C, S	MLCC Mortgage Investors, Inc., 2.919%, due 01/25/29	446,110
8,245,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	8,072,900
1,289,447	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	1,237,658
71,481	C, S	MortgageIT Trust, 2.969%, due 11/25/35	45,503
3,764,000	C, S	New York Mortgage Trust, Inc., 5.647%, due 05/25/36	3,556,427
1,804,000	C, S	Nomura Asset Securities Corp., 6.690%, due 03/15/30	1,869,864
2,019,086	C, S	Prime Mortgage Trust, 3.099%, due 02/25/35	1,558,622
2,207,446	C, S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	2,145,017
13,950,676	C, S	RAAC Series, 5.250%, due 09/25/34	13,273,002
1,654,907	C, S	Residential Accredit Loans, Inc., 2.829%, due 05/25/46	1,005,281
14,192,033	C, S	Residential Accredit Loans, Inc., 5.500%, due 05/25/34	9,657,653
1,270,814	C, S	Residential Funding Mortgage Security I, 3.049%, due 05/25/33	1,200,143
7,351,427	C, S	Residential Funding Mortgage Security I, 6.000%, due 06/25/36	7,390,772
682,306	C, S	Sequoia Mortgage Trust, 2.806%, due 01/20/35	628,130
838,350	C, S	Structured Adjustable Rate Mortgage Loan Trust, 2.909%, due 07/25/35	648,998
1,137,507	C, S	Structured Adjustable Rate Mortgage Loan Trust, 5.918%, due 05/25/36	838,736
1,386,244	C, S	Structured Asset Mortgage Investments, Inc., 2.799%, due 04/19/35	1,297,518
5,796,643	C, S	Structured Asset Mortgage Investments, Inc., 6.894%, due 12/27/35	4,799,005
1,336,542	C, S	Structured Asset Securities Corp., 5.500%, due 07/25/33	1,342,693
2,156,407	C, S	Thornburg Mortgage Securities Trust, 2.949%, due 12/25/33	2,141,792
1,991,600	C, S	Thornburg Mortgage Securities Trust, 2.969%, due 09/25/44	1,911,402
1,336,000	#, C, S	Wachovia Bank Commercial Mortgage Trust, 5.210%, due 10/15/44	934,447
11,328,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.210%, due 10/15/44	8,394,790
610,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.244%, due 07/15/42	608,185
7,635,298	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.889%, due 09/25/46	4,810,057
955,018	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.909%, due 01/25/45	762,140
1,207,360	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.919%, due 08/25/45	938,689
1,753,957	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.999%, due 08/25/45	1,414,791
1,268,502	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.199%, due 07/25/36	1,229,973
941,200	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.545%, due 06/25/44	896,559
4,782,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.796%, due 06/25/34	4,707,916
3,879,612	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.000%, due 12/25/18	3,795,943
7,493,982	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.026%, due 03/25/47	4,876,686
9,141,549	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.086%, due 04/25/47	6,212,950
13,255,246	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.096%, due 04/25/47	8,857,496
19,405,064	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.098%, due 05/25/47	12,350,932
4,049,323	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.136%, due 07/25/47	2,195,931
4,927,774	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.166%, due 11/25/46	3,268,589
758,119	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.167%, due 11/25/46	416,129
8,433,681	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.286%, due 09/25/46	5,750,325
6,692,683	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.296%, due 05/25/46	4,029,177
857,414	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.299%, due 06/25/46	557,319
2,340,891	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.306%, due 07/25/46	1,641,686
1,541,862	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.470%, due 10/25/46	1,302,873
8,605,012	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.495%, due 01/25/37	7,892,857
1,279,169	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.496%, due 01/25/37	1,135,230
1,984,215	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.643%, due 12/25/36	1,749,222
14,746,925	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.674%, due 06/25/37	13,952,271
19,376,150	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.698%, due 06/25/37	17,618,251
11,117,064	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.750%, due 02/25/36	10,814,993
2,761,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.820%, due 10/25/36	2,565,292
12,843,686	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.873%, due 07/25/37	12,135,969
10,700,737	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.876%, due 07/25/37	9,838,998
9,455,416	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.911%, due 07/25/37	8,740,963
3,466,486	C, S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	3,391,735
6,776,552	C, S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 07/25/36	6,623,884
4,684,008	C, S	Wells Fargo Alternative Loan Trust, 6.000%, due 06/25/37	4,148,556
2,397,615	C, S	Wells Fargo Alternative Loan Trust, 6.250%, due 11/25/37	2,131,725
9,916,311	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.995%, due 12/28/37	9,497,783
6,671,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	6,481,746
5,950,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	5,955,053
4,195,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.791%, due 07/25/34	3,927,080
4,243,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.791%, due 07/25/34	3,853,894
4,088,311	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.889%, due 08/25/34	3,728,886
6,342,128	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.000%, due 12/25/33	6,126,688
9,870,936	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.111%, due 03/25/36	8,789,323
9,488,208	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.387%, due 08/25/35	8,459,298
5,520,752	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 12/25/35	5,389,116
6,212,983	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 01/25/36	6,142,312
19,479,511	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.643%, due 12/25/36	17,529,119
8,011,634	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.939%, due 11/25/36	7,246,266

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$9,175,518		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.947%, due 10/25/36	$9,342,939
10,020,062		C, S	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 06/25/36	9,845,421
			Total Collateralized Mortgage Obligations
			(Cost $934,339,270)	836,745,267

MUNICIPAL BONDS: 1.0%
			California: 0.2%
6,482,000		C	City of San Diego, 7.125%, due 06/01/32	6,350,026
				6,350,026
			Lousiana: 0.2%
7,635,000		C	State of Louisiana, 5.000%, due 10/15/17	8,226,636
				8,226,636
			Michigan: 0.3%
11,680,000			Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	11,237,328
				11,237,328
			Washington: 0.3%
8,530,000		C	State of Washington, 5.000%, due 01/01/33	8,517,290
				8,517,290
			Total Municipal Bonds
			(Cost $34,790,625)	34,331,280

OTHER BONDS: 2.3%
			Foreign Government Bonds: 2.3%
JPY	7,999,692,900		Japan Government CPI Linked, 1.200%, due 12/10/17	80,177,901
			Total Other Bonds
			(Cost $76,667,654)	80,177,901

Shares				Value
PREFERRED STOCK: 1.1%
			Banks: 0.1%
248,050		@@, P	Santander Finance	$4,291,265
				4,291,265
			Diversified Financial Services: 0.5%
182,000		P	Deutsche Bank Capital Trust II	3,963,960
302,625		P	Merrill Lynch & Co., Inc.	4,273,065
8,933		#, P	Zurich RegCaPS Funding Trust	8,184,861
				16,421,886
			Insurance: 0.5%
324,192		@@, P	Aegon NV	6,581,098
126,500		@@, P	Aegon NV - Series 1	2,289,650
285,147		P	Metlife, Inc.	6,541,272
				15,412,020
			Sovereign: 0.0%
68,000		P	Fannie Mae	1,187,960
				1,187,960
			Total Preferred Stock
			(Cost $47,108,507)	37,313,131

			Total Long-Term Investments
			(Cost $3,501,049,885)	3,335,366,195

Principal Amount				Value
SHORT-TERM INVESTMENTS: 29.8%
			Commercial Paper: 15.4%
$15,191,000		S	Alcoa, Inc., 2.960%, due 05/02/08	$15,151,166
16,554,000		S	Alcoa, Inc., 3.200%, due 04/16/08	16,530,457
99,000,000		#, S	Barton Capital, LLC, 3.180%, due 04/01/08	98,991,263
7,597,000		S	Comcast Corp., 2.980%, due 04/01/08	7,596,371
25,200,000		S	Comcast Corp., 3.050%, due 04/02/08	25,195,730
6,000,000			Conagra Foods, Inc., 3.150%, due 04/02/08	5,998,950
13,000,000		S	Conagra Foods, Inc., 3.150%, due 04/03/08	12,996,588
58,046,000		S	Concord Minutemen Capital Co., LLC, 3.150%, due 04/01/08	58,040,921
34,000,000		S	Concord Minutemen Capital Co., LLC, 4.670%, due 04/11/08	33,966,237
50,000,000		S	Crown Point Capital Co., 1.600%, due 04/02/08	49,991,112
25,000,000		S	Crown Point Capital Co., 2.170%, due 04/03/08	24,993,230
20,000,000		S	CVS Corp., 3.050%, due 04/03/08	19,994,917
14,000,000		S	CVS Corp., 3.400%, due 04/01/08	13,998,678
30,000,000		S	Kellogg Co., 3.010%, due 04/23/08	29,942,500
1,305,000			Kellogg Co., 3.100%, due 04/03/08	1,304,663
33,117,000		S	Kraft Foods, Inc., 3.070%, due 04/01/08	33,114,177
15,000,000		S	Park Ave., 3.100%, due 04/01/08	14,998,708
33,400,000		S	Societe Generale, 2.900%, due 04/08/08	33,378,476
14,910,000		S	UBS Finance, 3.000%, due 04/04/08	14,905,030
30,000,000		S	Volkswagen of America, 3.010%, due 05/19/08	29,877,496
			Total Commercial Paper
			(Cost $540,966,670)	540,966,670

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Mutual Fund: 1.4%
47,600,000	**, S	ING Institutional Prime Money Market Fund		$47,600,000
		Total Mutual Fund
		(Cost $47,600,000)		47,600,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$18,110,000	S	Goldman Sachs Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $18,111,132 to be received upon repurchase (Collateralized by $18,230,000 Federal Home Loan Mortgage Corporation, 5.000%, Market Value plus accrued interest $18,473,067, due 09/16/08)		$18,110,000
		Total Repurchase Agreement
		(Cost $18,110,000)		18,110,000
		Securities Lending Collateral(cc): 12.5%
437,289,000		Bank of New York Mellon Corp. Institutional Cash Reserves		437,289,000
		Total Securities Lending Collateral
		(Cost $437,289,000)		437,289,000

		Total Short-Term Investments
		(Cost $1,043,965,670)		1,043,965,670

		Total Investments in Securities
		(Cost $4,545,015,555)*	125.0%	$4,379,331,865
		Other Assets and Liabilities - Net	(25.0)	(876,896,368)
		Net Assets	100.0%	$3,502,435,497

@@	Foreign Issuer
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
**	Investment in affiliate
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
BRL	Brazilian Real
JPY	Japanese Yen
*	Cost for federal income tax purposes is $4,545,481,260.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$32,679,500
	Gross Unrealized Depreciation	(198,828,895)
	Net Unrealized Depreciation	$(166,149,395)

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING VP Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on March 31, 2008:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Lehman Brothers Special Financing Inc.	Agrium Inc. 8.250%, 02/15/11	Buy	(0.670)	03/20/13	USD	9,767,000	$(1,313)
Barclays Bank PLC	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.390)	09/20/12	USD	5,827,000	165,248
Citibank N.A., New York	Alcoa Inc. 5.375%, 01/15/13	Buy	(1.000)	03/20/13	USD	2,329,000	14,218
Citibank N.A., New York	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.570)	12/20/17	USD	14,942,000	727,312
JPMorgan Chase Bank N.A., New York	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.430)	09/20/12	USD	3,153,000	84,227
Lehman Brothers Special Financing Inc.	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.400)	09/20/12	USD	6,305,000	176,209
Lehman Brothers Special Financing Inc.	AMBAC Financial Group Inc. 9.375%, 08/01/11	Buy	(5.000)	03/20/13	USD	1,323,000	3,298
UBS AG	Australia and New Zealand Banking Group 4.450%, 02/05/15	Buy	(0.350)	09/20/17	USD	5,233,000	270,036
UBS AG	Australia and New Zealand Banking Group 4.450%, 02/05/15	Buy	(0.510)	09/20/17	USD	5,067,000	438,146
Barclays Bank PLC	Bank of America Corp. 6.250%, 04/15/12	Sell	0.900	03/20/13	USD	9,141,000	(18,181)
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.320)	09/20/17	USD	6,645,000	1,294,197
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.660)	09/20/17	USD	6,826,000	1,168,744
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.650)	09/20/17	USD	3,151,000	541,694
UBS AG	Bank of Scotland 5.125%, 12/05/13	Buy	(0.410)	09/20/17	USD	5,233,000	986,580
Lehman Brothers Special Financing Inc.	Belo Corp. 7.750%, 06/01/27	Buy	(3.450)	03/20/13	USD	3,963,000	(77,722)
Merrill Lynch International	Belo Corp. 7.750%, 06/01/27	Buy	(2.050)	12/20/17	USD	6,001,000	277,679
Citibank N.A., New York	Belo Corp. 8.000%, 11/01/08	Buy	(0.930)	09/20/12	USD	3,505,000	277,825
Citibank N.A., New York	Belo Corp. 8.000%, 11/01/08	Buy	(1.400)	09/20/14	USD	3,501,000	272,636
JPMorgan Chase Bank N.A., New York	Block Financial Corp. 5.125%, 10/30/14	Buy	(3.250)	03/20/13	USD	9,767,000	(445,024)
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.250)	09/20/17	USD	6,645,000	610,822
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	1,410,000	100,886
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	3,151,000	225,456
Citibank N.A., New York	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	17,993,000	205,972
Citibank N.A., New York	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	4,550,000	144,613
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	14,567,000	186,855
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	11,229,000	319,875
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	11,636,000	369,531
Citibank N.A., New York	CDX.EM.8 Index	Buy	(1.750)	12/20/12	USD	6,985,000	43,065
Lehman Brothers Special Financing Inc.	CDX.EM.8 Index	Buy	(1.750)	12/20/12	USD	15,590,000	202,383
UBS AG	CDX.EM.8 Index	Buy	(1.750)	12/20/12	USD	11,390,000	244,297
UBS AG	CDX.EM.8 Index	Buy	(1.750)	12/20/12	USD	10,991,000	142,681
UBS AG	CDX.NA.HY.8 Index	Buy	(2.750)	06/20/12	USD	13,874,850	786,546
UBS AG	CDX.NA.HY.8 Index	Sell	2.750	06/20/12	USD	13,683,780	(494,559)
Lehman Brothers Special Financing Inc.	CDX.NA.HY.8 Index (15-25% Tranche)	Buy	(4.750)	06/20/12	USD	19,199,000	3,046,593
Citibank N.A., New York	CDX.NA.HY.9 Index	Buy	(3.750)	12/20/12	USD	23,311,530	2,293,034
UBS AG	CDX.NA.HY.9 Index	Buy	(3.750)	12/20/12	USD	21,737,430	1,680,444
Lehman Brothers Special Financing Inc.	CDX.NA.HY.9 Index (15-25% Tranche)	Sell	7.050	12/20/12	USD	9,600,000	(1,709,875)
Lehman Brothers Special Financing Inc.	CDX.NA.HY.9 Index (35-60% Tranche)	Sell	2.600	12/20/12	USD	22,617,000	(2,079,317)
Lehman Brothers Special Financing Inc.	CDX.NA.HY.9 Index (35-60% Tranche)	Sell	1.950	12/20/12	USD	11,348,000	(1,369,318)
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index	Buy	(0.600)	12/20/12	USD	49,757,000	(338,205)
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index	Sell	0.600	12/20/12	USD	32,561,000	(768,642)
Citibank N.A., New York	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.740	12/20/12	USD	11,640,000	(186,054)
Citibank N.A., New York	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.780	12/20/12	USD	14,967,000	(265,215)
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.455	12/20/12	USD	59,326,000	223,392
UBS AG	CDX.NA.IG.HVOL.9 Index	Sell	1.400	12/20/12	USD	28,924,000	(1,156,179)
Lehman Brothers Special Financing Inc.	Centex Corp. 5.250%, 06/15/15	Sell	5.300	03/20/13	USD	3,303,000	61,574
JPMorgan Chase Bank N.A., New York	Citizens Communications Co. 6.250%, 01/15/13	Buy	(3.800)	03/20/13	USD	13,178,000	421,927
Morgan Stanley Capital Services Inc.	Citizens Communications Co. 6.250%, 01/15/13	Buy	(4.150)	03/20/13	USD	3,304,000	59,524
Citibank N.A., New York	Clear Channel Communications 5.7500%, 01/15/13	Buy	(6.700)	03/20/13	USD	2,967,000	128,464
Citibank N.A., New York	Clear Channel Communications 5.7500%, 01/15/13	Buy	(6.850)	03/20/13	USD	2,108,000	79,982
Citibank N.A., New York	Clear Channel Communications 5.7500%, 01/15/13	Buy	(6.900)	03/20/13	USD	3,301,000	119,353
Citibank N.A., New York	Clear Channel Communications 5.7500%, 01/15/13	Buy	(6.900)	03/20/13	USD	3,663,000	132,442
Citibank N.A., New York	Clear Channel Communications 5.7500%, 01/15/13	Buy	(6.800)	03/20/13	USD	1,848,000	73,416
Citibank N.A., New York	Clear Channel Communications 5.7500%, 01/15/13	Buy	(7.050)	06/20/13	USD	2,640,000	86,770
Lehman Brothers Special Financing Inc.	Clear Channel Communications 5.7500%, 01/15/13	Buy	(8.080)	03/20/13	USD	6,597,000	(39,421)
Lehman Brothers Special Financing Inc.	Clear Channel Communications 5.7500%, 01/15/13	Buy	(8.450)	03/20/13	USD	661,000	(12,682)
Morgan Stanley Capital Services Inc.	Clear Channel Communications 5.7500%, 01/15/13	Buy	(6.850)	06/20/13	USD	1,330,000	53,488
UBS AG	Clear Channel Communications 5.7500%, 01/15/13	Buy	(6.900)	03/20/13	USD	2,344,000	84,751
Citibank N.A., New York	CMBX-NA-AAA 4 Index	Sell	0.350	02/17/51	USD	5,635,000	(120,997)
Citibank N.A., New York	CMBX-NA-AAA 4 Index	Sell	0.350	02/17/51	USD	13,636,000	618,760
Citibank N.A., New York	CMBX-NA-AAA 4 Index	Sell	0.350	02/17/51	USD	5,019,000	(50,579)
Citibank N.A., New York	CMBX-NA-AAA 4 Index	Sell	0.350	02/17/51	USD	6,653,000	464,358
Citibank N.A., New York	CMS Energy Corp. 6.875%, 12/15/15	Sell	0.820	03/20/12	USD	1,040,000	(27,483)
Merrill Lynch International	CMS Energy Corp. 6.875%, 12/15/15	Sell	0.840	03/20/12	USD	5,710,000	(146,718)
Lehman Brothers Special Financing Inc.	Countrywide Home Loan 4.000%, 03/22/11	Sell	8.700	12/20/12	USD	649,000	132,494
UBS AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	9.000	12/20/12	USD	649,000	139,780
Credit Suisse International	D.R. Horton Inc. 5.375%, 06/15/12	Buy	(4.250)	03/20/13	USD	3,303,000	(28,239)
Bear Stearns Credit Products Inc.	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.640)	03/20/18	USD	5,860,000	48,556
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(0.610)	12/20/12	USD	1,660,000	77,709
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.310)	12/20/17	USD	1,634,000	52,754
Morgan Stanley Capital Services Inc.	Domtar Corp. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	2,758,500	94,639
UBS AG	Domtar Corp. 7.875%, 10/15/11	Sell	2.600	09/20/11	USD	2,761,000	(98,974)
Lehman Brothers Special Financing Inc.	Federal National Mortgage Association 5.250%, 08/01/12	Buy	(1.470)	03/20/13	USD	6,121,000	(35,674)
Lehman Brothers Special Financing Inc.	Federal National Mortgage Association 5.250%, 08/01/12	Buy	(2.070)	03/20/13	USD	3,316,000	(240,523)
Citibank N.A., New York	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.820)	03/20/13	USD	14,330,000	(214,349)
Citibank N.A., New York	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.560)	03/20/13	USD	7,866,000	(23,481)
Citibank N.A., New York	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.840)	03/20/18	USD	14,330,000	(214,349)
Lehman Brothers Special Financing Inc.	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.830)	03/20/13	USD	6,414,000	(98,895)
Lehman Brothers Special Financing Inc.	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.930)	03/20/13	USD	3,316,000	(66,406)
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Sell	0.240	06/20/08	USD	21,978,000	(11,937)
Citibank N.A., New York	Federative Republic of Brazil 12.250%, 03/06/30	Sell	0.240	07/20/08	USD	14,080,000	(10,450)
Citibank N.A., New York	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.740)	07/20/12	USD	3,522,000	116,655
Lehman Brothers Special Financing Inc.	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.800)	07/20/12	USD	6,292,000	193,480
Lehman Brothers Special Financing Inc.	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.420)	03/20/13	USD	15,590,000	232,718
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.780)	07/20/12	USD	14,517,500	457,893
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.860)	08/20/12	USD	4,079,000	121,912
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.150)	08/20/12	USD	10,111,000	184,297
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.400	01/20/13	USD	3,986,000	(54,787)
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.420)	03/20/13	USD	10,991,000	164,067

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING VP Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on March 31, 2008 (continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	First Data Corp. 4.700%, 08/01/13	Buy	(5.350)	12/20/12	USD	7,311,000	775,368
Citibank N.A., New York	First Data Corp. 4.700%, 08/01/13	Buy	(5.900)	12/20/17	USD	4,133,000	516,213
Citibank N.A., New York	Ford Motor Co. 6.500%, 08/01/18	Sell	6.100	12/20/12	USD	3,159,000	(549,446)
Citibank N.A., New York	Federal Home Loan Mortgage Corp. 5.500%, 09/15/11	Buy	(0.560)	03/20/13	USD	7,873,000	(23,099)
Lehman Brothers Special Financing Inc.	Federal Home Loan Mortgage Corp. 5.500%, 09/15/11	Buy	(0.960)	03/20/13	USD	3,316,000	(70,829)
Lehman Brothers Special Financing Inc.	Federal Home Loan Mortgage Corp. 5.875%, 03/21/11	Buy	(2.100)	03/20/13	USD	3,316,000	(116,810)
Barclays Bank PLC	Gannett Co. 6.375%, 04/01/12	Buy	(0.780)	09/20/14	USD	5,612,000	479,007
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.690)	06/20/14	USD	8,772,000	775,180
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.860)	09/20/14	USD	2,745,000	222,730
Citibank N.A., New York	General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.170	03/20/13	USD	27,468,000	(183,813)
Barclays Bank PLC	Georgia-Pacific Corp. 7.750%, 11/15/29	Sell	3.000	09/20/12	USD	2,907,000	(232,202)
Citibank N.A., New York	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(0.960)	12/20/12	USD	8,950,000	207,632
Lehman Brothers Special Financing Inc.	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.030)	12/20/12	USD	6,593,000	133,528
Morgan Stanley Capital Services Inc.	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.030)	12/20/12	USD	5,742,000	116,293
UBS AG	Harrah’s Operating Co. Inc. 5.625%, 06/01/15	Buy	(7.450)	03/20/13	USD	2,847,000	334,556
Lehman Brothers Special Financing Inc.	Hilton Hotels Corp. 7.625%, 12/01/12	Buy	(7.250)	03/20/13	USD	2,445,500	205,632
Lehman Brothers Special Financing Inc.	Hilton Hotels Corp. 7.625%, 12/01/12	Buy	(7.650)	03/20/13	USD	5,953,000	422,251
UBS AG	HSBC Bank PLC 4.250%, 03/18/16	Buy	(0.400)	09/20/17	USD	5,233,000	574,214
UBS AG	LCDX.NA.8 Index	Buy	(1.200)	06/20/12	USD	26,790,840	858,843
UBS AG	LCDX.NA.8 Index	Buy	(1.200)	06/20/12	USD	4,512,142	111,576
Citibank N.A., New York	Lehman Brothers Hldgs. 6.625%, 01/18/12	Buy	(1.100)	12/20/12	USD	2,676,000	201,972
Citibank N.A., New York	Lehman Brothers Hldgs. 6.625%, 01/18/12	Buy	(1.100)	12/20/12	USD	2,664,000	201,066
Lehman Brothers Special Financing Inc.	Liberty Mutual Insurance 7.875%, 10/15/26	Buy	(1.150)	03/20/13	USD	6,580,000	(91,727)
Barclays Bank PLC	Lloyds TSB Group PLC 5.875%, 07/08/14	Buy	(0.500)	12/20/17	USD	2,859,000	229,852
Barclays Bank PLC	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.850)	03/20/13	USD	1,853,000	123,820
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)	12/20/12	USD	3,317,000	436,069
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.100)	12/20/12	USD	5,970,000	763,273
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.010)	03/20/13	USD	1,700,000	167,114
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.375)	03/20/13	USD	5,177,000	438,093
Morgan Stanley Capital Services Inc.	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.230)	12/20/12	USD	5,742,000	707,150
UBS AG	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)	12/20/12	USD	3,489,000	458,681
Lehman Brothers Special Financing Inc.	Macquarie Bank Ltd. FRN, 09/18/15	Buy	(1.200)	12/20/12	USD	22,001,000	2,220,796
Lehman Brothers Special Financing Inc.	Macquarie Bank Ltd. FRN, 09/18/15	Sell	1.300	12/20/17	USD	13,104,000	(2,152,714)
Citibank N.A., New York	Marks & Spencer PLC 6.375%, 11/07/11	Buy	(1.100)	03/20/13	USD	8,289,000	352,618
Citibank N.A., New York	Marks & Spencer PLC 6.375%, 11/07/11	Buy	(1.400)	03/20/13	USD	5,960,000	175,274
JPMorgan Chase Bank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Sell	0.000	09/20/08	USD	16,585,000	250,330
Barclays Bank PLC	Merrill Lynch & Co. 5.000%, 01/15/15	Buy	(0.860)	09/20/12	USD	12,627,000	908,271
Barclays Bank PLC	Morgan Stanley 6.600%, 04/01/12	Buy	(1.040)	12/20/12	USD	5,724,000	258,143
Citibank N.A., New York	Morgan Stanley 6.600%, 04/01/12	Buy	(1.080)	12/20/12	USD	8,950,000	388,864
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Sell	2.200	06/20/12	USD	1,495,500	(219,859)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(5.250)	03/20/13	USD	3,658,000	186,259
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(2.450)	12/20/17	USD	8,363,000	1,461,297
Credit Suisse International	Norbord Inc. 7.250%, 07/01/12	Buy	(1.450)	06/20/14	USD	9,317,000	1,895,093
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(1.500)	06/20/12	USD	1,495,500	253,380
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(2.400)	12/20/17	USD	3,325,000	589,969
Citibank N.A., New York	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.600)	03/20/13	USD	3,264,000	9,735
Lehman Brothers Special Financing Inc.	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.670)	03/20/18	USD	9,767,000	77,648
Morgan Stanley Capital Services Inc.	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.610)	03/20/13	USD	6,531,000	16,488
Lehman Brothers Special Financing Inc.	Radian Group Inc. 5.375%, 06/15/15	Sell	3.900	09/20/14	USD	13,533,900	(2,695,181)
UBS AG	Radian Group Inc. 5.375%, 06/15/15	Buy	(0.850)	09/20/14	USD	13,533,900	4,113,785
Citibank N.A., New York	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.290)	09/20/17	USD	6,645,000	959,443
UBS AG	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.400)	09/20/17	USD	5,233,000	713,905
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	1,410,000	149,260
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	3,151,000	333,559
UBS AG	Societe Generale 6.625%, 04/27/15	Buy	(0.380)	09/20/17	USD	5,233,000	604,056
JPMorgan Chase Bank N.A., New York	Sprint Nextel Corp. 6.000%, 12/01/16	Sell	3.820	03/20/13	USD	6,590,000	(522,737)
Morgan Stanley Capital Services Inc.	Sprint Nextel Corp. 6.000%, 12/01/16	Sell	3.800	03/20/13	USD	13,203,000	(1,057,066)
Barclays Bank PLC	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.750)	12/20/17	USD	2,859,000	275,473
Citibank N.A., New York	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.670)	09/20/17	USD	1,410,000	141,599
UBS AG	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.420)	09/20/17	USD	5,233,000	621,510
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)	03/20/14	USD	2,105,000	185,564
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.890)	03/20/14	USD	6,218,000	593,602
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.020)	03/20/14	USD	6,015,000	536,110
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	5,447,000	517,343
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.600)	09/20/17	USD	5,813,000	470,359
UBS AG	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	5,820,000	552,770
UBS AG	Toll Bros Finance Corp. 6.875%, 11/15/12	Buy	(1.000)	06/20/12	USD	13,620,000	1,060,779
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33	Sell	0.160	07/20/08	USD	21,337,000	(1,195)
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33	Buy	(0.355)	07/20/12	USD	2,668,000	87,445
UBS AG	United Mexican States 7.500%, 04/08/33	Buy	(0.620)	08/20/12	USD	10,673,000	248,133
Citibank N.A., New York	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000	03/20/13	USD	2,967,000	(431,788)
Citibank N.A., New York	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000	03/20/13	USD	2,344,000	(320,967)
Citibank N.A., New York	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000	03/20/13	USD	2,108,000	(293,764)
Citibank N.A., New York	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000	03/20/13	USD	3,315,000	(445,114)
Citibank N.A., New York	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000	03/20/13	USD	3,680,000	(494,554)
Citibank N.A., New York	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000	03/20/13	USD	1,860,000	(231,684)
Citibank N.A., New York	Verizon Communications Inc. 4.900%, 09/15/15	Buy	(1.150)	03/20/13	USD	1,639,000	(5,835)
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	1.170	03/20/13	USD	11,270,000	(524,154)
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	2.950	03/20/13	USD	6,653,000	340,086
UBS AG	Westpac Banking Corp. 5.875%, 04/29/18	Buy	(0.350)	09/20/17	USD	5,233,000	502,824
UBS AG	Westpac Banking Corp. 5.875%, 04/29/18	Buy	(0.510)	09/20/17	USD	5,067,000	428,022
JPMorgan Chase Bank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.640)	03/20/14	USD	6,191,000	376,518
Barclays Bank PLC	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.780	09/20/12	USD	5,906,000	(234,831)
Citibank N.A., New York	Williams Partners LP 7.500%, 06/15/11	Sell	1.030	03/20/12	USD	7,035,351	(35,521)
Deutsche Bank AG	XL Capital Assurance Inc. (no specified obligation)	Buy	(5.000)	03/20/13	USD	1,990,000	162,509
Lehman Brothers Special Financing Inc.	XL Capital Assurance Inc. (no specified obligation)	Buy	(5.000)	03/20/13	USD	1,323,000	102,110
Merrill Lynch International	XL Capital Assurance Inc. (no specified obligation)	Buy	(5.000)	03/20/13	USD	1,990,000	162,509
UBS AG	XL Capital Assurance Inc. (no specified obligation)	Buy	(6.400)	12/20/12	USD	1,927,000	364,475
UBS AG	XL Capital Assurance Inc. (no specified obligation)	Buy	(5.000)	03/20/13	USD	6,954,000	(85,064)
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)	09/20/16	USD	5,501,000	817,336
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)	09/20/16	USD	11,002,000	1,634,672
							$36,060,789

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING VP Intermediate Bond Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2008:

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.04221% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/13/09	USD	173,948,000	$6,625,316
Receive a fixed rate equal to 4.67000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Citibank N.A., New York	08/05/10	GBP	47,138,000	(279,891)
Receive a fixed rate equal to 4.92000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Citibank N.A., New York	08/23/10	GBP	47,138,000	160,149
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.80031% Counterparty: Citibank N.A., New York	12/13/17	USD	41,434,000	(3,128,797)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.27000% Counterparty: Citibank N.A., New York	01/23/18	USD	108,077,000	(2,067,944)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.8700% Counterparty: Citibank N.A., New York	08/06/18	GBP	11,406,000	79,503
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.1500% Counterparty: Citibank N.A., New York	08/22/18	GBP	11,420,000	(412,996)
				$975,340

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING VP Intermediate Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australia Dollars
AUD 39,216,000	Sell	4/30/08	35,991,857	35,707,717	$284,140
Brazil Real
BRL 19,383,000	Sell	4/30/08	11,076,000	10,981,870	94,130
Euro
EUR 8,748,000	Sell	4/30/08	13,635,858	13,796,802	(160,944)
Euro
EUR 50,000,000	Sell	4/30/08	77,937,000	78,856,891	(919,891)
Japanese Yen
JPY 4,589,087,000	Sell	4/16/08	44,656,563	46,085,594	(1,429,032)
Japanese Yen
JPY 3,448,049,000	Sell	4/30/08	35,001,665	34,657,956	343,709
					$(1,787,887)

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING VP Intermediate Bond Portfolio Open Futures Contracts on March 31, 2008

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)

Long Contracts
90-Day Eurodollar	3,597	879,826,200	12/15/08	$(1,016,915)
90-Day Sterling	1,432	338,056,245	12/17/08	162,338
90-Day Sterling	1,432	338,873,321	03/18/09	235,516
Canada 10-Year Bond	552	64,414,789	06/19/08	2,386,930
Euro-Schatz	4,821	795,406,774	06/06/08	(5,522,602)
Long Gilt	291	64,279,080	06/26/08	1,544,705
				$(2,210,028)
Short Contracts
90-Day Eurodollar	3,597	(873,576,413)	12/14/09	$1,258,211
90-Day Sterling	1,432	(338,766,745)	12/16/09	(1,084,173)
90-Day Sterling	1,432	(338,518,070)	03/17/10	(1,029,610)
Euro-Bund	276	(50,536,746)	06/06/08	445,276
Japan 10-Year Bond (TSE)	57	(80,353,531)	06/11/08	(868,303)
Japanese Government Bonds 10-Year Mini	167	(23,532,123)	06/10/08	(200,420)
U.S. Treasury 10-Year Note	366	(43,536,846)	06/19/08	(1,048,079)
U.S. Treasury Long Bond	277	(32,906,736)	06/19/08	(133,833)
				$(2,660,931)

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$47,600,000	$(4,870,960)
Level 2- Other Significant Observable Inputs	3,762,624,627	36,878,199
Level 3- Significant Unobservable Inputs	131,818,238	(1,629,956)
Total	$3,942,042,865	$30,377,283

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$104,638,589	$(415,116)
Net purchases (sales)	35,643,712	4,075,614
Total realized and unrealized gain (loss)	(8,464,063)	(5,290,454)
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$131,818,238	$(1,629,956)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 30, 2008